INCOME TAXES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares	Dec. 31, 2013 MOP
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Provisions for current income tax	$ 7,349,000	$ 6,384,000	$ 954,000
Expected increase (decrease) in net income if taxes on casino gaming profits have been paid	$ (109,189,000)	$ (125,702,000)	$ (88,491,000)
Effective tax rate	0.60%	0.40%	(0.70%)
Valuation allowances	$ 127,927,000	$ 88,610,000
Adjusted operating tax loss carried forwards, expired	159,715,000
Aggregate undistributed earnings of foreign subsidiaries	11,447,000	18,175,000
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	1,717,000	2,725,000
Interest and penalties related to uncertain tax positions recognized	0	0
Operating Tax Loss Carry Forwards Expiring 2016 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	153,845,000
Operating Tax Loss Carryforwards Expiring in 2017 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	177,728,000
Operating Tax Loss Carry Forwards Expiring in 2018 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	245,405,000
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Schedule Of Income Taxes [Line Items]
Provisions for current income tax	$ 2,795,000	5,590,000	$ 0
Annual lump sum in lieu of Macau Complementary tax on dividend		$ 2,795,000		MOP 22,400,000
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Provisions for current income tax	$ 2,761,000	$ 41,000	$ 203,000
Macau Complementary Tax [Member] | Basic [Member]
Schedule Of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.066	$ 0.076	$ 0.054
Macau Complementary Tax [Member] | Diluted [Member]
Schedule Of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.066	$ 0.076	$ 0.053
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Provisions for current income tax	$ 1,171,000	$ 654,000	$ 513,000
The United States of America Income Tax [Member]
Schedule Of Income Taxes [Line Items]
Provisions for current income tax		$ 0	$ 0
The Philippines Income Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%	30.00%	30.00%
Provisions for current income tax	$ 0	$ 0	$ 0